Principal Activities and Corporate Information - Additional Information (Detail) - USD ($)		10 Months Ended
	Aug. 13, 2014	Jun. 30, 2013	Dec. 31, 2019	Dec. 31, 2018
Disclosure corporate information [Line Items]
Number of shares repurchased under share capital repurchase program		(11,100)
Total consideration for shares repurchased under share capital repurchase program		$ 38,000
Financial liabilities recognized	$ 0		$ 34,350,000	$ 49,170,000
Top of range [Member]
Disclosure corporate information [Line Items]
Monetary amount of common shares authorized to repurchase under share capital repurchase program	$ 1,000,000
Pacific Electric Wire & Cable Co., Ltd. [Member]
Disclosure corporate information [Line Items]
Percentage of equity interest held by the ultimate parent company			75.40%